SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of summary of warrants activity [Table Text Block]
	Year ended		Year ended
	March 31, 2023		March 31, 2022
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$
Balance, beginning of year	-	-	3,393,965	0.67
Granted	-	-	867,598	3.00
Exercised	-	-	(4,256,064)	1.14
Expired	-	-	(5,499)	3.00
Balance, end of year	-	-	-	-

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Mar 31, 2023	Mar 31, 2022
Expected dividend yield	0%	0%
Expected volatility	88% to 95%	82% to 100%
Expected forfeiture rate	0%	0%
Risk-free interest rate	2.5% to 3.9%	0.3% to 2.3%
Expected life	3 to 5 years	2 to 5 years

Disclosure of share-based payment reserve [Table Text Block]
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2023	2022
	$	$
Share-based compensation expense	3,203,407	4,726,840
Exploration and evaluation expenditures	-	47,869
Total share-based compensation expense	3,203,407	4,774,709

Disclosure of stock option and share-based payment activity [Table Text Block]
	Year ended		Year ended
	March 31, 2023		March 31, 2022
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$
Balance, beginning of year	8,692,334	2.01	7,021,667	1.13
Granted	600,000	2.36	2,344,000	4.24
Exercised	(348,333)	0.58	(673,333)	0.59
Expired	(270,667)	3.87	-	-
Balance, end of year	8,673,334	2.03	8,692,334	2.01

Disclosure of outstanding options to acquire common shares [Table Text Block]
	Options Outstanding			Options Exercisable

		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2023	Life (years)	CAD$	2023	CAD$
$0.40 - $1.00	4,283,334	1.12	$0.49	4,283,334	$0.49
$1.01 - $4.00	2,575,000	2.16	$2.87	2,116,667	$2.95
$4.01 - $5.67	1,815,000	2.98	$4.47	1,610,000	$4.44
Totals	8,673,334	1.82	$2.03	8,010,001	$1.93
	Options Outstanding			Options Exercisable

		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2022	Life (years)	CAD$	2022	CAD$
$0.40 - $1.00	4,598,334	2.12	$0.42	4,365,000	$0.42
$1.01 - $4.00	2,179,000	2.87	$3.04	1,734,667	$3.06
$4.01 - $5.67	1,915,000	3.91	$4.48	638,334	$4.48
Totals	8,692,334	2.70	$2.01	6,738,001	$1.53